Document And Entity Information	0 Months Ended
Dec. 23, 2013
Document And Entity Information Element
Document Type	497
Document Period End Date	Mar. 31, 2013
Registrant Name	OPTIMUM FUND TRUST
Central Index Key	0001227523
Amendment Flag	false
Document Creation Date	Dec. 23, 2013
Document Effective Date	Dec. 23, 2013
Prospectus Date	Jul. 29, 2013